Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Office and computer equipment	$ 29,264	$ 21,032	$ 17,394
Furniture and fixtures	113,069	96,818	76,099
Lab equipment	170,423	170,423
Leasehold improvements	502,155	502,155	482,170
Less: Accumulated depreciation	(193,008)	(117,567)	(3,790)
Total	$ 621,903	$ 672,861	$ 571,873